Cash-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Cash-Based Compensation Plans

Note 24 – Cash-Based Compensation Plans

Various incentive plans provide for cash incentives and bonuses to selected employees based upon accomplishment of corporate net income objectives, business unit goals, and individual performance. The estimated contributions to these plans are charged to compensation expense and totaled $176.7 million in 2011, $168.4 million in 2010, and $168.9 million in 2009.